Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt

5. Debt

TBG Loan

As of April 3, 2014, the Company and tbg Technologie-Beteiligungs-Gesellschaft mbH (“TBG”), the subsidiary of KfW Bank, Frankfurt (“KfW”), signed a repayment agreement concerning the Company´s repayment of its liabilities to TBG outstanding at December 31, 2013 in a total amount of €1.2 million ($1.29 million). The principal amount bore interest at a rate of 10.53%. Under the repayment agreement, the Company has agreed to a payment schedule pursuant to which it will make semi-annual payments until 2016. On December 11, 2014, the Company and TBG entered into an accelerated repayment agreement in respect of the claims of TBG against the Company. Pursuant to terms of the accelerated repayment agreement, conditioned upon closing of the Acquisition, the Company was obligated to pay €1,050,000 ($1.13 million), the outstanding amount under the repayment agreement, in two tranches as follows: €600,000 ($644,460) plus accrued interest on January 31, 2015 and €450,000 ($483,345) on March 31, 2015. The outstanding principal amount for the first and the second tranches, net of capital gain tax withheld, was repaid in full in the first quarter ending March 31, 2015 and such next payment was €931,312 ($1,000,323). The capital gain tax withheld in the amount of €118,688 ($127,482) was reported in other current liabilities in the unaudited condensed consolidated balance sheet as of March 31, 2015. The capital gain tax was paid on April 9, 2015 and with that the TBG loan was repaid in full.

7. Debt

Convertible Stockholder Loans

On November 12, 2012, the Company and several of its stockholders entered into an unsecured Convertible Stockholder Loan Agreement, which was subsequently amended in March 2014 (the “2012 Bridge Loan”). There were no outstanding principal or accrued interest balances under the 2012 Bridge Loan as of December 31, 2014 due to the conversion to equity as discussed below. The outstanding principal and accrued interest balance under the 2012 Bridge Loan as of December 31, 2013 was $2,753,200 and $345,302, respectively. The 2012 Bridge Loan specified a maturity date of December 31, 2015 and an interest rate of 12% per year through December 31, 2013 and a rate of 18% per year subsequent to December 31, 2013.

On April 14, 2014, the Company entered into a second bridge loan agreement (the “2014 Bridge Loan” and together with the 2012 Bridge Loan, the “Bridge Loans”) with certain of its stockholders pursuant to which the Company received a commitment for financing in the aggregate amount of €2,000,000 ($2,420,200). The 2014 Bridge Loan included two tranches of available financing: (i) Tranche A of €1,500,000 ($1,815,150) and (ii) Tranche B of €500,000 ($605,050). In June 2014, the Company borrowed 67% of Tranche A, or €1,000,000 ($1,210,100). There were no outstanding principal or accrued interest balances under the 2014 Bridge Loan as of December 31, 2014 due to the conversion to equity as discussed below. Loan amounts outstanding under the 2014 Bridge Loan accrued interest at a rate of 12% per year and had a maturity date of December 31, 2015, after which the loan amounts would accrue interest at a rate of 18% per year.

The Bridge Loans did not contain financial or non-financial covenants. During the fourth quarter of 2014, the investors in the Bridge Loans exercised their option to convert all of the outstanding principal and interest amounts under the Bridge Loan into shares. For more information refer to Note 8 Stockholders´ Equity. In 2014, $2,236,581 was recognized for a beneficial conversion feature related to the Bridge Loans within interest expense and additional paid in capital.

In accordance with the Bridge Loans, the Company recognized interest expense of $326,429 and $317,014 for the years ended as of December 31, 2014 and 2013, respectively. No principal or interest payments were made for the Bridge Loans in 2014 or 2013.

Four significant stockholders of the Company—Orbimed Private Investments III, LP, Gilde Europe Food & Agribusiness Fund B.V., The Global Life Science Ventures Funds (consists of The Global Life Science Venture Funds II GmbH & Co. KG, i.L. and The Global Life Science Venture Funds II Limited Partnership) and Coöperative AAC LS U.A. (Forbion B.V.)—are among the investors in Bridge Loans.

The Company recorded related-party interest expense concerning the Bridge Loan in the amounts set forth in the table below:

	Years ended December 31,
	2014	2013
Orbimed Private Investments III, LP	$63,955	$78,411
The Global Life Science Ventures Funds	57,709	70,131
Gilde Europe Food & Agribusiness Fund B.V.	54,158	67,083
Coöperative AAC LS U.A. (Forbion B.V.)	28,288	34,930

Sum of related-party interest expense relating to the Convertible Bridge Loan	$204,110	$250,556

Unsecured Bank Loan

In May 2003, the Company signed an unsecured loan agreement (the “Bank Loan”) under a silent partnership agreement with Technologie-Beteiligungs-Gesellschaft (“TBG”), a minority interest stockholder. On April 3, 2014 the Company and TBG signed a repayment agreement concerning the Company’s repayment of its liabilities to TBG outstanding at December 31, 2013 in a total amount of €1.2 million ($1.65 million). The principal amount bears interest at a rate of 10.53%. Under the repayment agreement, the Company agreed to a payment schedule pursuant to which it would make semi-annual payments until 2016; however, on December 11, 2014, the Company and TBG entered into an accelerated repayment agreement. Pursuant to terms of the accelerated repayment agreement, conditioned upon closing of the Acquisition, the Company was obligated to pay €1,050,000 ($1.27 million), the outstanding amount under the repayment agreement, in two tranches as follows: €600,000 ($726,060) plus accrued interest on January 31, 2015 and €450,000 ($544,545) on March 31, 2015. Upon full payment of the accelerated repayment amount of €1,050,000 ($1.27 million), all claims of the Company and TBG against each other from or in connection with the silent partnership agreement dated May 13, 2003 and the repayment agreement entered into on April 3, 2014, were considered settled and repaid in full.

As of December 31, 2014 and 2013 outstanding principal under the Bank Loan was $726,060 and $1,032,450, respectively. Principal payments in an amount of $181,515 were made in 2014. No principal payments were made for in 2013. The key terms of the Bank Loan are as follows:

•	The original maturity date of the Bank Loan was December 31, 2013.

•	Interest at 8% per year was required to be paid on a semi-annual basis, which resulted in interest expense of $79,668, in 2013. In accordance with the repayment agreement dated April 3, 2014, interest at 10.53% was required to be paid on a semi-annual basis, which resulted in interest expense of $71,757 in 2014. The amounts reflected on the balance sheets in other current liabilities totaled $19,117 and $20,649 as of December 31, 2014 and 2013, respectively.

•	A repayment fee of 30% and an additional interest premium of 6% (effective beginning June 2008) of the loan amount was due when the principal was paid, which resulted in total interest expense of $97,255 in 2013. Under the repayment agreement dated April 3, 2014, no additional interest expenses were recognized for 2014. The amounts reflected on the balance sheets in Bank Loan include accrued interest of $544,545 and $619,470 as of December 31, 2014 and 2013, respectively.

•	12% per year of the German GAAP net income, adjusted for certain items per the Bank Loan, is payable to TBG. As the adjusted German GAAP net income amounts for the Company were negative for all years, no amounts were recorded for this provision.

•	There are no financial or non-financial covenants.

The following table summarizes the Company´s financial obligations for the next five years and thereafter as of December 31, 2014:

	2015	2016	2017	2018	2019	Thereafter	Total
Bank loan, including accrued interest	$1,270,605	$–	$–	$–	$–	$–	$1,270,605